Inventories (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Operating Segments [Line Items]
Total inventory	$ 467,795,000	$ 949,766,000
Cost of sales	1,501,000,000	1,601,000,000
Net write-down	29,296,000	8,662,000
Uranium [Member]
Disclosure Of Operating Segments [Line Items]
Concentrate	255,373,000	820,426,000
Broken ore	51,545,000	47,083,000
Total inventory	306,918,000	867,509,000
Fuel Services [Member]
Disclosure Of Operating Segments [Line Items]
Total inventory	75,223,000	68,456,000
Other Segment [Member] | Nukem [Member]
Disclosure Of Operating Segments [Line Items]
Total inventory	$ 85,654,000	$ 13,801,000